Cover	Dec. 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 11, 2023
Entity File Number	001-41109
Entity Registrant Name	Intensity Therapeutics, Inc.
Entity Central Index Key	0001567264
Entity Tax Identification Number	46-1488089
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Enterprise Drive
Entity Address, Address Line Two	Suite 430
Entity Address, City or Town	Shelton
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06484-4779
City Area Code	203
Local Phone Number	221-7381
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	INTS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true